Cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flow Information [Abstract]
Schedule of Reconciliation of (Loss)/Profit After Income Tax to Net Cash (Used in)/From Operating Activities	. Reconciliation of (loss)/profit after income tax to net cash (used in)/from operating activities

	2025	2024	2023
	US$'000	US$'000	US$'000
		(Recast)	(Recast)
(Loss)/profit before income tax	(5,266)	37,915	2,594
Adjustments for
Depreciation and amortization	21,409	5,284	4,155
Impairments/(impairment reversals) of intangible assets	566	(475)	550
Fair value remeasurement of contingent consideration	(11,618)	7,326	22,686
Fair value remeasurement of provisions	(12)	510	(129)
Unwind of discount	40,418	24,118	8,848
Share-based payments	19,350	12,928	5,848
Foreign exchange (losses)/gains	(1,926)	(11,984)	1,478
Interest paid	(13,700)	(3,087)	(385)
Income taxes paid	(21,298)	(2,033)	(6,859)
Change in assets and liabilities
Increase in trade and other receivables	(20,465)	(37,491)	(18,620)
Increase in inventory	(7,639)	(2,127)	(6,553)
Decrease/(increase) in other current assets	10,241	(7,136)	(7,107)
Decrease/(increase) in other non-current assets	-	365	(176)
Increase in trade creditors	28,976	28,837	21,059
Deduct trade and other payables capitalized to intangible assets	-	-	(2,973)
Contingent consideration payments classified as operating	(51,786)	(23,902)	(10,917)
Increase in employee benefit obligations	4,814	5,206	4,205
(Decrease)/Increase in provisions	(227)	(538)	-
Decrease in contract liabilities	(9,130)	(6,226)	(3,431)
Net cash (used in)/from operating activities	(17,293)	27,490	14,273